Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Institutional Class
April 17, 2007
Prospectus

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

CAM-07-01 November 6, 2007
1.857353.100

Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Service Class
April 17, 2007
Prospectus

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

CAMS-07-01 November 6, 2007
1.857352.100

Supplement to the
Fidelity's California Municipal Money Market Funds
April 28, 2007
Prospectus

Fidelity California AMT Tax-Free Money Market Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

CMS-07-03 November 6, 2007
1.479535.123